UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-22911

                             Reality Shares ETF Trust

(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800

                                 San Diego, CA 92101

(Address of principal executive offices) (Zip code)

Eric Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

                                 San Diego, CA 92101

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (619) 487-1445

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Reality Shares DIVS ETF

Ticker: DIVY

Semi-Annual Report

April 30, 2015

The financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

ALPS Distributors, Inc., distributor.

Table of Contents

April 30, 2015

Shareholder Expense Example (unaudited)

April 30, 2015

As a shareholder of the Reality Shares DIVS ETF (the “Fund”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchase and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 18, 2014 to April 30, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2014 to April 30, 2015).

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/18/14	Ending Account Value 4/30/15	Annualized Expense Ratio for the Period	Expenses Paid During Period
Reality Shares DIVS ETF
Actual	$1,000.00	$1,026.10	0.85%	$3.16	(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26	(2)
(1)

Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 134/365 (to reflect the period December 18, 2014 to April 30, 2015).

(2)	Hypothetical Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Reality Shares DIVS ETF	1

Schedule of Investments (unaudited)

Reality Shares DIVS ETF

April 30, 2015

	Number of Contracts	Value
Purchased Index Options – 906.2%(a)
NASDAQ 100 Index Options expiring 12/19/15, Call Strike Price $4,200	435	$16,362,525
NASDAQ 100 Index Options expiring 12/16/16, Put Strike Price $4,200	435	15,529,935
S&P 500 Index Options expiring 12/19/15, Call Strike Price $2,000	4,060	59,832,220
S&P 500 Index Options expiring 12/16/16, Put Strike Price $2,000	4,060	69,588,400

Total Purchased Index Options
(Cost $175,243,933)		161,313,080

	Shares
Money Market – 22.9%
Morgan Stanley Institutional Liquidity Fund – Treasury Portfolio, 0.03%(b) (Cost $4,074,970)	4,074,970	4,074,970

Total Investments before written index options – 929.1%(a)
(Cost $179,318,903)		165,388,050

	Number of Contracts	Value
Written Index Options – (861.1)%(a)
NASDAQ 100 Index Options expiring 12/16/16, Call Strike Price $4,200	(435)	(24,165,990)
NASDAQ 100 Index Options expiring 12/19/15, Put Strike Price $4,200	(435)	(7,468,950)
S&P 500 Index Options expiring 12/16/16, Call Strike Price $2,000	(4,060)	(88,593,260)
S&P 500 Index Options expiring 12/19/15, Put Strike Price $2,000	(4,060)	(33,048,400)

Total Written Index Options
[Premiums Received $(169,901,267)]		(153,276,600)

Total Investments – 68.0% (Cost $9,417,636)		12,111,450
Other Assets in Excess of Liabilities – 32.0%		5,688,361

Net Assets – 100.0%		$17,799,811

Cash posted with custodian as collateral to broker for index option contracts was $1,630,000 at April 30, 2015.

(a)

The Fund’s strategy is to invest in a portfolio of purchased and written listed index option contracts used in combination to provide exposure to the expected dividends implied in the NASDAQ-100 and S&P 500 index options. For this reason and in keeping with the Fund’s strategy, the index options are traded and held in combination only. This means for each purchased option, there will be an offsetting written option on the same underlying index, same contract type, same strike price, but with a different expiration date. The net option premium of the Fund’s portfolio as of April 30, 2015 was $8,036,480, representing 45.1% of net assets.

(b)	Rate shown reflects the 7-day yield at April 30, 2015.

Open futures contracts outstanding at April 30, 2015:

Type	Broker	Expiration Date	Number of Contracts Sold	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
90 Day Eurodollar	Morgan Stanley	December 2015	(986)	$(244,500,848)	$(244,990,188)	$(489,340)
90 Day Eurodollar	Morgan Stanley	March 2016	(986)	(243,940,918)	(244,546,487)	(605,569)
90 Day Eurodollar	Morgan Stanley	June 2016	(986)	(243,379,893)	(244,078,137)	(698,244)
90 Day Eurodollar	Morgan Stanley	September 2016	(986)	(242,849,006)	(243,585,138)	(736,132)
						$(2,529,285)

Cash posted with FCM as collateral for futures contracts was $3,845,400 at April 30, 2015.

The accompanying notes are an integral part of these financial statements.

2	Reality Shares DIVS ETF

Statement of Assets and Liabilities (unaudited)

Reality Shares DIVS ETF

April 30, 2015

Assets:
Investments, at value (cost: $179,318,903)	$165,388,050
Collateral	5,475,400
Receivable for variation margin on futures contracts	233,210
Total Assets	171,096,660
Liabilities:

Payables

Advisory fees (Note 4)	10,992

Due to custodian	9,257

Index Options written, at value (premiums received $169,901,267)	153,276,600
Total Liabilities	153,296,849
Net Assets	$17,799,811
Net Assets Consist of:

Paid-in capital	$17,673,766

Undistributed net investment income (loss)	(38,484)

Net unrealized appreciation (depreciation) on futures & options contracts	164,529
Net Assets	$17,799,811
Shares outstanding (unlimited number of shares of beneficial interest, without par value)	754,348
Net Asset Value, per share	$23.60

The accompanying notes are an integral part of these financial statements.

Reality Shares DIVS ETF	3

Statements of Operations (unaudited)

Reality Shares DIVS ETF

For the period December 18th, 2014 (commencement of operations) to April 30th, 2015

Investment Income:
Interest income	$(1,189)
Expenses:
Advisory fees	37,295
Net Investment income (loss)	(38,484)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	—
Net realized gain (loss)	—
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(13,930,853)
Futures	(2,529,285)
Index Options written	16,624,667
Change in net unrealized appreciation (depreciation)	164,529
Net realized and unrealized gain (loss)	164,529
Increase (Decrease) in net assets resulting from operations	$126,045

The accompanying notes are an integral part of these financial statements.

4	Reality Shares DIVS ETF

Statement of Change in Net Assets (unaudited)

Reality Shares DIVS ETF

For the period December 18th, 2014 (commencement of operations) to April 30th, 2015

Increase (Decrease) in Net Assets Resulting from Operations:

Net investment income (loss)	$(38,484)

Net realized gain (loss)	—

Change in net unrealized appreciation (depreciation)	164,529
Net increase (decrease) in net assets resulting from operations	126,045
Shareholder Transactions:

Proceeds from shares sold	17,673,766

Cost of shares redeemed	—
Net increase (decrease) in net assets resulting from shareholder transactions	17,673,766
Increase (decrease) in net assets	17,799,811
Net Assets:

Beginning of period	—

End of period	$17,799,811
Including undistributed net investment income (loss):	$(38,484)
Changes in Shares Outstanding:

Shares outstanding, beginning of period	—

Shares sold	754,348

Shares redeemed	—
Shares outstanding, end of period	754,348

The accompanying notes are an integral part of these financial statements.

Reality Shares DIVS ETF	5

Financial Highlights (unaudited)

Reality Shares DIVS ETF

For the period December 18th, 2014 (commencement of operations) to April 30th, 2015

Per Share Operational Performance
Net asset value, beginning of period	$23.00
Investment operations:
Net investment loss[1]	(0.07)
Net realized and unrealized gain (loss)	0.67
Total from investment operations	0.60
Net asset value, end of period	$23.60

Total Return at Net Asset Value[2]	2.61%
Net assets, end of period (000’s) omitted	$17,800
Ratios/Supplemental Data:
Ratios to average net assets of:
Expenses	0.85%[3]
Net investment income (loss)	(0.85)%[3]
Portfolio turnover rate[4]	0.00%

[1]	Based on average daily shares outstanding.

[2]	Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

6	Reality Shares DIVS ETF

Notes to Financial Statements (unaudited)

For the period ended April 30, 2015

1. ORGANIZATION

Reality Shares DIVS ETF (the “Fund”) is a series of the Reality Shares ETF Trust (the “Trust”) which was organized as a Delaware statutory trust on March 26, 2013. The Fund is a non-diversified, open-end management investment company Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 18, 2014.

The shares of the Fund are listed and traded on the NYSE Arca, Inc. and other secondary markets. The market price of the Fund may be below, at, or above the net asset value (“NAV”) of the Fund. The Fund issues and redeems shares at NAV only in aggregated lots of 25,000 shares or more (each, a “Creation Unit”). Because non-exchange traded derivatives and certain listed derivatives are not currently eligible for in-kind transfer, they will be substituted with cash in the purchase or redemption of Creation Units of the Fund. Specifically, the Fund will not accept (or offer) exchange-traded options, over-the-counter (“OTC”) options, exchange-traded futures, forward contracts, or swaps in the creation or redemption of its shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

The Fund’s principal investment strategy is designed to provide exposure to the aggregate value of ordinary dividends expected to be paid on a portfolio of large capitalization equity securities listed for trading in the U.S., Europe and Japan (“Large Cap Securities”). These are sometimes referred to as the “expected dividend values” of the Large Cap Securities. Reality Shares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, believes expected dividend values generally correspond to the aggregate value of actual dividend payments on the Large Cap Securities. Unlike more traditional products, the Fund does not seek to produce returns based on appreciation in the stock market price of Large Cap Securities. Instead, the Fund seeks to produce returns based primarily on increases in the expected dividend values of Large Cap Securities. The Fund uses a variety of investment strategies to achieve this objective. Under normal circumstances, the Fund generally invests in a combination of listed option contracts, total return swaps, dividend swaps, futures and forwards on indexes of Large Cap Securities (“Large Cap Securities Indexes”) or exchange traded funds (“ETFs”) designed to track Large Cap Securities Indexes (“Large Cap Securities ETFs”).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in its preparation of its financial statements:

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Cash and Cash Equivalents: Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market fund. Cash and cash equivalents are carried at cost which approximates fair value.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

Option Contracts: An option contract is a financial contract in which the purchaser of the contract has the right, but not the obligation, to buy (call) or sell (put) a financial asset, such as an index or ETF, at an agreed-upon price, known as the “strike price,” during a specific time period or on a specific exercise date. The seller of an option contract has a corresponding obligation to sell or buy, as applicable, the financial asset at the strike price during the option period or on the exercise date. A put option gives the purchaser of the option the right to sell, and the issuer of the option the obligation to buy, the underlying asset during the option period. A call option gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying asset during the option period.

The Fund may purchase a series of option contracts that, when combined together, are designed to eliminate the effect of changes in the trading prices of the Large Cap Securities and the effect of interest rate changes on the prices of the option contracts. As a result, the value of the Fund’s options portfolio is designed to change based primarily on changes in the expected dividend values reflected in the options’ prices.

This combination of option contracts is often referred to as a “jelly roll.” A typical jelly roll is created by buying and selling four options at the same time, at the same strike price, on the same underlying asset; in this case, either options on a Large Cap Securities Index or options on a Large Cap Securities Index ETF. The first combination consists of selling a call and buying a put at the same

Reality Shares DIVS ETF	7

Notes to Financial Statements (continued)

strike price with a longer-dated maturity (the “Longer-Dated Combination”). The second combination consists of buying a call and selling a put at the same strike price but with a shorter-dated maturity (the “Shorter-Dated Combination”). The simultaneous purchase of the Shorter-Dated Combination and Longer-Dated Combination at the same strike price is designed to eliminate the effect of changes in the trading prices of the Large Cap Securities on the price of each option. As a result, changes in the aggregate trading prices of Large Cap Securities should not change the value of the Fund’s options portfolio.

The Shorter-Dated Combination and Longer-Dated Combination do not, however, eliminate exposure to interest rate changes or changes in the expected dividend values reflected in the prices of the options. The Fund therefore may invest in additional offsetting option contracts designed to eliminate the options’ exposure to interest rate changes, leaving exposure to the expected dividend values in the prices of each option contract. The value of the Fund’s options portfolio therefore is designed to change in accordance with changes in the expected dividend values reflected in the prices of the option contracts, without the effect of trading prices or interest rate changes. As market expectations for dividends change over time, changes in the expected dividend values reflected in the options’ prices between the expiration of the Shorter-Dated Combination and the expiration of the Longer-Dated Combination change the value of the Fund’s options portfolio.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

Written options: Premiums received from options written are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations.

Purchased options: The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations.

Transactions in options written during the period ended April 30, 2015, were as follows:

	Contracts	Premiums Received
Index Options outstanding, at beginning of period	—	$—
Index Options written	8,990	169,901,267
Index Options closed	—	—
Index Options expired	—	—
Index Options outstanding, at end of period	8,990	$169,901,267

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. SECURITIES VALUATION

Investment Valuation: The Fund calculates its NAV each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange or a major market-maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, or a major market-maker (or dealer) or (iii) based on amortized cost. Short-term debt securities with remaining maturities

8	Reality Shares DIVS ETF

Notes to Financial Statements (continued)

of sixty (60) days or less are valued on the basis of amortized cost, which approximates fair value. In general, the Trust values exchange-listed option based on the last reported sales price or the midpoint of the bid /ask spread for individual exchange-listed option contracts up until 4:15 p.m. Eastern time, the normal close of the Chicago Board Options Exchange, as reported by the Options Price Reporting Authority (“OPRA” and “OPRA Prices”). The Fund compares these OPRA Prices to the best bid/ask quotes received from independent broker-dealers and independent pricing services on the option combinations (e.g., the jelly-roll combination) held by the Fund. When the OPRA Prices are within the option combination best bid/ask quotes, the OPRA Prices are used to value the option contracts held by the Fund. When the OPRA Prices fall outside of the option combination best bid/ask quotes, the Fund’s procedures, in general, provide for the option combinations held by the Fund to be priced based on the average of the best bid and best offer indicated by the dealer quotes, as well as other observable market inputs. The Trust generally values exchange-listed futures at the settlement price determined by the applicable exchange. Non-exchange-traded derivatives, including OTC options, swap transactions and forward transactions, are normally valued on the basis of quotations or equivalent indication of value supplied by an independent pricing service or major market-makers or dealers. Swaps cleared through a central clearing house, if any, normally are valued at the settlement price established each day by the board of exchange on which they are traded. The Trust may use various third-party pricing services, or discontinue the use of any third-party pricing service, as determined by the Trust’s Board of Trustees from time to time.

The Fund values its investments at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) Adviser believes that the values available are unreliable. Under supervision of the Board of Trustees, the Adviser formed a Fair Value Pricing Committee (the “Committee”) to perform certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be fair valued in accordance with the Fund’s pricing policy and procedures. Securities that are valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Valuation Measurement: The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETF’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the ETF’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Reality Shares DIVS ETF	9

Notes to Financial Statements (continued)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Valuation Inputs
Assets*
Money Market Fund	$4,074,970	$—	$—	$4,074,970
Purchased Index Options	—	161,313,080	—	161,313,080
Total Assets	$4,074,970	$161,313,080	$—	$165,388,050
Liabilities
Written Index Options	—	(153,276,600)	—	(153,276,600)
Other Financial Instruments**	(2,529,285)	—	—	(2,529,285)
Total Liabilities	$(2,529,285)	$(153,276,600)	$—	$(155,805,885)
Total	$1,545,685	$8,036,480	$—	$9,582,165
*	See the Schedule of Investments for breakout by security category.

**	Other financial instruments include futures contracts. Futures contracts are presented at net unrealized appreciation (depreciation).

During the period ended April 30, 2015, there were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

4. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Fees: Subject to the supervision of the Board of Trustee, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters. For its services, the Fund pays the Adviser an annual rate of 0.85% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly.

Distribution and Service Fees: ALPS Distributors, Inc. (the “Distributor”), serves as the Fund’s Distributor. The Distributor will not distribute shares in less than Creation Units, as defined in Note 5, and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.

No distribution fees are currently paid by the Fund and there are no current plans to impose the fees.

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

5. CREATION AND REDEMPTION TRANSACTIONS

Creation Units of the Fund are issued and redeemed generally in exchange for cash payment. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchase or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized Participants are required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day of $500.

In addition to the fixed transaction fees, the Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and impact expenses associated with a cash transaction. In no event will a creation transaction fee exceed 5% of the amount invested or a redemption transaction fee exceed 2% of the amount redeemed.

6. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2015, purchases and sales of investments, other than short-term securities, were $0 and $0, respectively.

10	Reality Shares DIVS ETF

Notes to Financial Statements (continued)

7. DERIVATIVE INSTRUMENTS

Master Netting Arrangements: Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position (ii) improve transparency in the reporting of how companies mitigate credit risk and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives, including forward contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is applicable to all entities that issue or hold derivative instruments. ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives and distinguishes between instruments used to manage risk and those used for other purposes.

The effect of derivatives on the Fund’s Statement of Assets and Liabilities at April 30, 2015:

Location	Equity Contracts	Futures Contracts	Total
Liability Derivatives:
Index Options written, at value	$153,276,600	$—	$153,276,600
Unrealized Appreciation (Depreciation) on Futures Contracts	—	2,529,285	2,529,285
Total Gross Amount of Liability	$153,276,600	$2,529,285	$155,805,885

The effect of derivatives on the Fund’s Statement of Operations for the period ended April 30, 2015:

Location	Equity Contracts	Futures Contracts	Total
Net Realized Gain (Loss) on:
Index Options written, at value	$—	$—	$—
Unrealized Appreciation (Depreciation) on Futures Contracts	—	—	—
Total Net Realized Gain (Loss)	$—	$—	$—
Net Change in Unrealized Gain (Loss) on:
Index Options written, at value	$16,624,667	$—	$16,624,667
Unrealized Appreciation (Depreciation) on Futures Contracts	—	(2,529,285)	(2,529,285)
Total Net Change in Unrealized Gain (Loss)	$16,624,667	$(2,529,285)	$14,095,382

Reality Shares DIVS ETF	11

Notes to Financial Statements (continued)

For financial reporting purposes, the Fund does not offset assets and liabilities subject to a master netting arrangements or similar agreements in the statements of assets and liabilities. Therefore all qualified transactions are presented on a gross basis in the statement of assets and liabilities. As of April 30, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amount on the statement of assets and Liabilities to the net amounts, including collateral exposure, included in the following table:

Liabilities:

Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Liabilities Offset in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount Due from Counterparty
Index Options Written	$(153,276,600)	$161,313,080	$—	$1,630,000	$9,666,480
Futures Contracts	(2,529,285)	—	—	3,845,400	1,316,115
Total	$(155,805,885)	$161,313,080	$—	$5,475,400	$10,982,595

The derivatives appearing in the Schedule of Investments and the gain/loss as reported in the Statement of Operations are indicative of volume for the period.

8. PRINCIPAL RISKS

In the normal course of business the Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some principal risk factors affecting your investments in the Fund are set forth below:

Dividend Payout Risk: The success of the Fund’s investment strategy is highly dependent on the expected dividend values reflected in the prices of the Fund’s portfolio holdings. The value of an investment in the Fund will decrease, and you could lose money, if the expected dividend values reflected in the prices of the Fund’s portfolio holdings decrease. This generally will occur if the value of actual dividends paid the Large Cap Securities goes down. The value of actual dividends paid on the Large Cap Securities and expected dividend values reflected in the prices of the Fund’s portfolio holdings may be lower for a variety of reasons, including an actual or potential decline in the health of the overall economy, lower corporate earnings levels, changes to corporate dividend policies, fluctuating interest rates and other factors. Each of these factors could have a negative impact on the value of the actual dividend payments on large the Large Cap Securities and the expected dividend values reflected in the prices of the Fund’s portfolio holdings and could have a negative impact on Fund returns. Further, the expected dividend value reflected in the price of an instrument held by the Fund reflects only ordinary dividends and does not reflect the issuance of special dividends. Therefore, the value of your investment in the Fund is not expected to increase in response to the issuance of any special dividends paid on the Large Cap Securities.

Dividend Volatility Risk: The value of actual dividend payments on the Large Cap Securities and the expected dividend values reflected in the prices of the Fund’s portfolio holdings are not constant and will vary from year to year and quarter to quarter. Companies and industries that have historically paid dividends may lower their dividends or may cease making such payments altogether. These changes can happen without warning and the variation in the value of actual dividends and expected dividend values from quarter to quarter or year to year can be significant. Furthermore, as with other securities based on future values, the expected dividend values reflected in the prices of the Fund’s portfolio holdings may go up or down as a result of uncertainty of information, perceived differences in the value of the instruments over time, changes in supply and demand, and other factors. Each of these factors could have a negative impact on the performance of the Fund and cause Fund returns to vary significantly (i.e., go up or down) from period to period.

Liquidity Risk: Liquidity risk is the risk that certain instruments may be difficult or impossible to buy or sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. With respect to options, shorter-dated options (i.e., options exercisable in the near future) may be more liquid than longer-dated options (i.e., options exercisable at a later date). There can be no guarantee that the trading markets of the Fund’s portfolio holdings that trade on an exchange will be liquid at all times.

Market Risk: Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Fund’s portfolio holdings are influenced by many factors. Although the Fund seeks to limit the influence of all such factors other than the expected dividend value reflected in the prices of its portfolio holdings, there can be no guarantees these strategies will be successful. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

12	Reality Shares DIVS ETF

Notes to Financial Statements (concluded)

Counterparty Risk: The Fund is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund’s prospectus contains additional information about the principal risks of investing in the Fund.

9. FEDERAL INCOME TAX

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP.

The cost basis of investments for federal income tax purposes at April 30, 2015 was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Investments	$179,318,903	$1,196,067	$(15,126,920)	$(13,930,853)

10. SUBSEQUENT EVENT

In preparing these financial statements, the Fund’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. No notable events have occurred between period end and the issuance of the financial statements.

Reality Shares DIVS ETF	13

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Reality Shares ETF Trust

By (Signature and Title)*  /s/ Eric R. Ervin

                                                 Eric R. Ervin, President

                                                 (principal executive officer)

Date     June 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric R. Ervin

                                                 Eric R. Ervin, President

                                                 (principal executive officer)

Date     June 8, 2015

By (Signature and Title)*  /s/ Tom Trivella

                                                 Tom Trivella, Treasurer

                                                 (principal financial officer)

Date     June 8, 2015

* Print the name and title of each signing officer under his or her signature.